Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
General
The Vulcan 401(k) Plan (Plan), a defined contribution employee benefit plan established effective July 15, 2007, and most recently restated effective January 1, 2020, provides for accumulation of savings, including the option to participate in the Vulcan Materials Company (Company) stock fund for:
▪all qualified employees of the Company hired on or after July 15, 2007
▪any employee who was eligible to participate in the Vulcan Materials Company Thrift Plan for Salaried Employees immediately prior to its merger into the Plan effective January 1, 2014
▪any employee who was eligible to participate in the CMG Hourly 401(k) Plan who transferred to a salaried position on or after January 1, 2014
The Company has designated a portion of the Plan consisting of the Company’s stock fund as an Employee Stock Ownership Plan (ESOP). The ESOP fund allows a participant to elect to have the dividends on the Company’s stock fund reinvested in the Company’s stock fund or paid to the participant in cash.
A participant may transfer between the Company’s two defined contribution employee benefit plans (as defined in the Plan). When a participant transfers between plans, the net assets of the participant’s account will be transferred to the other plan. For the year ended December 31, 2025, $1,226,000 was transferred to the Plan from the CMG Hourly 401(k) Plan.
On April 1, 2025, assets totaling $32,724,000 were transferred to the Plan from the former Wake Stone Corporation Profit Sharing and 401(k) Savings Plan. The Company acquired Wake Stone Corporation in November 2024.
Investment assets of the Plan are held by Empower Trust Company, LLC (Trustee). Empower Retirement (Recordkeeper), a subsidiary of Empower Trust Company, LLC, is the recordkeeper for the Plan.
Participation and Vesting
Generally, all qualified employees participate on the first day of employment. Participants are fully vested in all contributions at all times. As such, the Plan does not provide for forfeitures.
Contributions
The Plan is funded through contributions by participants and the Company. The Plan provides for three types of employee contributions to the Plan: pay conversion contributions (pretax contributions), after-tax contributions and Roth contributions. An employee may designate multiples of 1% (ranging from 1% to 80%) of earnings as pretax contributions, after-tax contributions, Roth contributions or any combination of the three. Contributions are subject to certain Internal Revenue Code (IRC) limitations. Participants may also contribute amounts representing distributions from other qualified plans (rollovers).
The Company expects to make matching contributions to match a portion of an employee’s contribution equal to 100% of that contribution, not to exceed 6% of the employee’s earnings. In addition, the Company will make an annual employer contribution of at least 3% of the earnings of each participant. The annual employer contribution was 3% of each participant’s earnings, or $26,835,000 and $25,485,000 for the years ended December 31, 2025 and 2024, respectively. These annual contributions are reflected as an employer receivable in the Statements of Net Assets Available for Benefits for the years ended December 31, 2025 and 2024, respectively.
Investment Options
Participants may invest in 24 separate investment funds of the Plan, a stable value fund or in a self-directed brokerage account in proportions elected by the participant. Contributions, allocations and transfers to the Patriot Transportation Holding, Inc. common stock fund are no longer an option. The Company’s matching contributions and annual employer contributions are invested as selected by the participant. In the event that no contribution investment election is made by the participant, the Company’s matching contributions and the annual employer contribution are invested in the State Street Target Retirement 2030 SL CL VI fund and are available for immediate reallocation by the participant.
Participant Accounts
Separate accounts are maintained for each investment option: pretax contributions, after-tax contributions, Roth contributions, rollovers and transfers, and Company contributions and accumulated earnings thereon. Earnings (losses) are allocated daily to each participant’s account in the ratio of the participant’s account balance to total participants’ account balances. Distributions and withdrawals are charged to participant accounts.
Benefits Paid To Participants
A participant’s total account is distributed upon retirement, disability, death, or termination of employment, unless the account value is greater than $7,000, in which case the participant may defer distribution until age 73. Distributions are made in cash, except that the portion invested in the Company stock fund may be distributed in whole shares of such stock, if requested by the participant or beneficiary. Participants eligible to receive a distribution from the Plan may elect either a lump-sum payment or various installment options offered by the Plan (subject to the IRC’s required minimum distribution rules).
Prior to a termination of employment, a participant may withdraw any amount up to the value of his or her entire account subject to certain restrictions (as defined in the Plan). However, no portion of an actively employed participant’s pretax contribution account may be distributed to him or her before age 59 ½ unless the participant is approved for a “hardship” withdrawal as defined in the Plan and consistent with IRC guidelines.
Notes Receivable From Participants
A participant may apply for a loan at any time provided that the participant is receiving compensation from which payroll deductions can be made. The amount of the loan cannot exceed the lesser of 50% of the participant’s total account, less the outstanding balance of all existing loans, or $50,000, reduced by the highest outstanding balance of existing loans during the 12 months preceding the effective date of such loan. Additionally, participants are generally only permitted to have two loans outstanding at any one time.
Any repayment made will be allocated to the participant’s account in accordance with his or her current investment direction. Loans must generally be repaid in monthly installments through payroll deductions within 60 months. The annual interest rate for a loan is determined by adding 1% to The Wall Street Journal Prime Rate or as otherwise determined by the Administrative Committee at the time the application for the loan is made. The rate may not exceed the maximum rate for such loans permitted by law. The average rate of interest on loans approximated 8.4% and 8.0% as of December 31, 2025 and 2024, respectively.